Cash, Cash Equivalents and Bank Deposits - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 US Dollar denominated bank deposits USD ($)	Dec. 31, 2012 US Dollar denominated bank deposits CNY	Dec. 31, 2011 US Dollar denominated bank deposits USD ($)	Dec. 31, 2011 US Dollar denominated bank deposits CNY
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 59,591	371,256	$ 123,254	767,885	626,796	486,012			$ 9,943	61,948	$ 12,899	81,186
Interest rate of time deposits per annum							3.05%	4.40%
Weighted average original maturity of time deposits	7 months	7 months